EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 13 - EMPLOYEE BENEFITS

The Company has adopted a 401(k) plan and defined contribution profit sharing plan covering substantially all of its employees.  The contribution to the plan for the profit sharing contribution is determined by the Board of Directors.  The Company contributed $107,278 and $109,464 to the plan for the profit sharing contribution for the years ended December 31, 2012 and 2011, respectively.  The 401(k) component of the plan allows participants to defer up to 50% of their compensation.  Such deferral accumulates on a tax deferred basis until the employee withdraws the funds.  The Company matched the employee contributions for the 401(k) plan up to 3% of compensation for the year ended December 31, 2012 and up to 2% of compensation for the year ended December 31, 2011.  Total expense recorded for the Company’s match for the 401(k) plan was $89,123 and $65,250 for the years ended December 31, 2012 and 2011, respectively.

Certain directors participate in a deferred compensation agreement.  The Company was accruing the liability for these agreements based on the present value of the amount the director is currently eligible to receive. The Company recorded expenses of $176 and $5,812 in 2012 and 2011, respectively, related to these agreements.  At December 31, 2011, the Company had a recorded liability in the amount of $547,885 for this plan.  Effective in February 2012, the Company terminated this agreement and adopted a new deferred compensation agreement which is managed by an independent third party.  Participants in the program choose their investment options and compensation is sent directly from the Company to the plan manager.  Deferred funds are no longer maintained by the Company.

The Company had an employee stock ownership plan (ESOP) that covered eligible employees.  The Company terminated the ESOP effective December 31, 2011.  The Company had loaned funds to the ESOP for the purchase of its common stock.  All shares were held in a suspense account for allocation among the participants as the loan was repaid. Shares were released for allocation to participants based upon the ratio of the current year’s debt service to the sum of total principal and interest payments over the remaining life of the note. Shares released from the suspense account were allocated among the participants based upon their pro rata annual compensation.  The purchase of shares by the ESOP was recorded by the Company as unearned ESOP shares in a contra equity account. As ESOP shares were committed to be released to compensate employees, the contra equity account was reduced and the Company recognized compensation expense equal to the average fair market value of the shares committed to be released.  Compensation expense of $66,998 was incurred for the year ended December 31, 2011.  There was no compensation expense incurred for the year ended December 31, 2012 due to the ESOP’s termination.

In conjunction with the termination of the ESOP, 100,453 shares with a value of $6.10 per share were cancelled and applied as repayment of the ESOP loan.  The remaining 1,591 unallocated shares were then allocated to the participants based on their pro-rata share.  As of December 31, 2011 there were 74,866 allocated shares held by the ESOP.  These allocated shares were distributed to the participants prior to December 31, 2012.  As of December 31, 2012 the ESOP no longer held any shares.